Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss attributable to Safety Quick Lighting & Fans Corp.	$ (26,890,210)	$ (7,293,743)
Net loss attributable to noncontrolling interest	0	(2)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	22,464	17,253
Amortization of debt issue costs	147,341	142,867
Amortization of debt discount	2,100,957	1,507,108
Amortization of patent	5,347	3,002
Amortization of GE trademark license	2,441,471	2,434,783
Change in fair value of derivative liabilities	19,416,295	(213,921)
Derivative expense	0	568,751
Loss (Gain) on debt forgiveness	(209,604)	23,451
Common stock transferred from existing stockholders for services rendered	0	0
Stock issued for services - related party	0	76,312
Stock options issued for services - related parties	173,688	0
Change in operating assets and liabilities:
Accounts receivable	(234,309)	0
Prepaid expenses	(6,126)	10,359
Inventory	(263,871)	0
Deferred royalty	0	(12,000,000)
Royalty payable	(204,147)	12,000,000
Other	(32,822)	12,908
Accounts payable & accrued expenses	(233,944)	910,641
Net cash used in operating activities	(3,767,470)	(1,800,299)
Cash flows from investing activities:
Purchase of property & equipment	(17,376)	(143,816)
Payment of patent costs	(42,102)	(24,724)
Net cash used in investing activities	(59,478)	(168,540)
Cash flows from financing activities:
Direct issue costs paid	0	(69,600)
Proceeds from issuance of convertible notes	0	2,270,100
Proceeds from note payable	0	0
Proceeds from note payable - related party	0	0
Stock issued in exchange for interest	429,646	0
Repayments of notes payable	(103,351)	(98,108)
Repayments of notes - related party	0	(26,108)
Proceeds from the exercise of warrants	0	0
Proceeds from issuance of stock	2,710,032	1,000
Net cash provided by financing activities	3,036,327	2,077,284
Cash and cash equivalents at beginning of year	1,241,489	1,132,974
Cash and cash equivalents at end of year	450,868	1,241,489
Supplementary disclosure of non-cash financing activities:
Debt discount recorded on convertible debt accounted for as a derivative liability	0	2,249,459
Reclassification of derivative liability to additional paid-in-capital	189,613	214,769
Gain on debt extinguishment	209,604	0
Cash paid during the year for:
Interest	$ 563,637	$ 41,487